30. EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation : 6,44%	Millennium Plan: 6,98% Plan 35%: 6,75% Supplementation: 6,81%
Inflation rate	3.32%	3.61%
Nominal salary increase rate	4.35%	4.65%
Nominal benefit increase rate	3.32%	3.61%
Rate of return on investments	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation : 6,44%	Millennium Plan: 6,98% Plan 35%: 6,75% Supplementation: 6,81%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Disability table	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F Supplementation: Winklevoss -10%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation	Millenium plan 5% per annum, zero for plans 35% and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband